Subsequent Events (Details) - Schedule of Repayments on Bank Borrowings - 12 months ended Dec. 31, 2022 - Borrowings [Member]	USD ($)	CNY (¥)
Subsequent Events (Details) - Schedule of Repayments on Bank Borrowings [Line Items]
Repayment Total	$ 2,609,755	¥ 18,000,000
Jiangsu Yangzhou Rural Commercial Bank [Member]
Subsequent Events (Details) - Schedule of Repayments on Bank Borrowings [Line Items]
Company	Huadong	Huadong
Rate	3.95%	3.95%
Repayment Date	Jan. 31, 2023	Jan. 31, 2023
Collateral/Security	Yada, Yongjun Liu	Yada, Yongjun Liu
Repayment Amount	$ 724,932	¥ 5,000,000
Bank of Communications [Member]
Subsequent Events (Details) - Schedule of Repayments on Bank Borrowings [Line Items]
Company	Huadong	Huadong
Rate	3.55%	3.55%
Repayment Date	Jan. 13, 2023	Jan. 13, 2023
Collateral/Security	Yongjun Liu, Yin Liu, Yada	Yongjun Liu, Yin Liu, Yada
Repayment Amount	$ 579,946	¥ 4,000,000
Industrial and Commercial Bank of China [Member]
Subsequent Events (Details) - Schedule of Repayments on Bank Borrowings [Line Items]
Company	Yada	Yada
Rate	3.70%	3.70%
Repayment Date	Feb. 16, 2023	Feb. 16, 2023
Collateral/Security	Properties of Yada	Properties of Yada
Repayment Amount	$ 1,304,877	¥ 9,000,000